Related Party Transactions (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	May 15, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 06, 2021	Oct. 05, 2020
Due from Fvndit, Inc.		$ 25,142		$ 24,498	$ 17,109
Professional service payments		307,875	$ 0
CEO
Loan from related parties						$ 125,000
Interest rate						1.00%
Transferred assets fair market value	$ 8,243
Professional service payments				40,000	134,000
Health insurance premium payments		11,170		17,344
Technical services payments made by VoiceStep		$ 39,000		$ 40,000	$ 48,000
Tan Tran
Common stock, shares outstanding, Fvndit							40,500,000
Common stock shares issued by Fvndit							500,000